Other operating items - Other Operating Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off		$ 27	$ 0	$ 0
War risk insurance rebate		22	0	0
Loss of hire insurance settlement		2	9	10
Receipt of overdue receivable		0	0	26
Other Settlement Income (Expense)		3	0	3
Other operating income	[1]	54	$ 9	$ 39
West Bollsta
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off		19
Aquadrill
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre petition liability write off		$ 8

[1]	Includes transactions with related parties. Refer to Note 27 - "Related party transactions" for further details.